Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Trade receivables, net	57	3,188
Research tax credit	5,282	11,299
Social security costs receivables	4	1
VAT receivables	1,038	1,288
Grants receivables	5	4
Other receivables	852	126
TOTAL	7,239	15,906
Of which : Current	7,236	15,906
Of which : Non-current	3	—